Label	Element	Value
VictoryShares US Multi-Factor Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VictoryShares US Multi-Factor Minimum Volatility ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The VictoryShares US Multi-Factor Minimum Volatility ETF (the "Fund") seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before fees and expenses.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may incur usual or customary brokerage commissions and other charges on purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may incur usual or customary brokerage commissions and other charges on purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in securities included in the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the "Index"). The Index utilizes a rules-based approach designed to generate investment returns with less volatility than the broader U.S. market. The Index is maintained exclusively by Nasdaq, Inc. (the "Index Provider"). The Index Provider is not affiliated with the Fund or the Adviser.

The companies eligible for inclusion in the Index are derived from its starting universe, the mid- and large-capitalization U.S. companies included in the Nasdaq US Large Mid Cap Index ("Parent Index"), an index maintained by the Index Provider. The Parent Index consists of those U.S. companies with market caps representing the top 90% of the U.S. investable universe.

The Index Provider considers a company to be a U.S. company if it is economically tied to the U.S. In general, a company is treated as being economically tied to the U.S. if: (1) the company is incorporated and domiciled in the U.S., (2) the company makes public filings with U.S. securities regulators, and (3) the company's securities are listed on a U.S. exchange. In addition, the Index Provider treats companies that are incorporated in certain identified countries to benefit from tax, legal or other advantages, but which otherwise meet these requirements, as being economically tied to the U.S.

The Index is designed to construct a diversified portfolio with superior risk-adjusted returns by first ranking companies using a number of proprietary fundamental factors, such as dividend yield, sales growth and other financial metrics that have been identified by a quantitative multi-factor selection process to identify the companies that are most likely to outperform the broader U.S. market. The companies in the top 20% of the ranking are included in the Index. Within this smaller set of companies, the Index uses an optimization tool to weight the individual securities to minimize absolute volatility, measured at a portfolio level, within established portfolio constraints (such as minimum and maximum weightings of index constituents and sectors). The Index is reconstituted every April and October (based on information as of the prior month-end).

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index in proportion to their weightings in the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

■  Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Stock Market Risk — Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Large-Capitalization Stock Risk — The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

■  Investment Strategy Risk — The Index may not successfully identify companies that meet its objective. Although the Index is designed to minimize volatility compared to the Parent Index, there is no guarantee that this strategy will be successful.

■  Passive Investment Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the applicable Index.

■  Tracking Risk — The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints.

■  Limited History of Operations — The Fund is a new ETF and, therefore, has a limited history of operations for investors to evaluate.

■  ETF Structure Risks — The Fund is structured as an exchange-traded fund ("ETF") and as a result is subject to special risks, including:

■  Not Individually Redeemable — The Fund's Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.

■  Trading Issues — Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.

■  Market Price Variance Risk — The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.

■  Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

■  Intraday Indicative Value (IIV) Risk — The Exchange intends to disseminate the approximate per share value of the Fund's published basket of securities ("Deposit Securities") every 15 seconds (the "intraday indicative value" or "IIV''). The IIV is not a "real-time" update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund's actual holdings.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund's average annual total returns over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Updated performance information is available on the Fund's website at VictorySharesLiterature.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictorySharesLiterature.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return of the Fund through September 30, 2019 was 20.91%. Highest Quarter 10.07% (quarter ended September 30, 2018) Lowest Quarter -10.69% (quarter ended December 31, 2018)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.69%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2018)
VictoryShares US Multi-Factor Minimum Volatility ETF | S&P 500® Index Index returns reflect no deduction for fees, expenses, or taxes.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 22, 2017
VictoryShares US Multi-Factor Minimum Volatility ETF | Nasdaq Victory US Multi-Factor Minimum Volatility Index Index returns reflect no deduction for fees, expenses, or taxes.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.38%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 22, 2017
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.35%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	256
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591
Annual Return 2018	rr_AnnualReturn2018	(0.25%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.99%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 22, 2017
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.95%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.27%	[1]
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.21%	[1]

[1]	Inception date is June 22, 2017.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2020 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.